1. COMPANY'S OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2018
Companys Operations
Schedule of equity interest
					Accounting method	% equity interest
Entity		Main activity	Country	Participation		12.31.18	12.31.17

BRF Energia S.A.		Commercialization of eletric energy	Brazil	Direct	Consolidated	100.00%	100.00%
BRF GmbH		Holding	Austria	Direct	Consolidated	100.00%	100.00%
BRF Foods LLC		Import and commercialization of products	Russia	Indirect	Consolidated	99.90%	99.90%
BRF France SARL	(l)	Marketing and logistics services	France	Indirect	Consolidated	100.00%	100.00%
BRF Global Company Nigeria Ltd.		Marketing and logistics services	Nigeria	Indirect	Consolidated	99.00%	99.00%
BRF Global Company South Africa Proprietary Ltd.		Import and commercialization of products	South Africa	Indirect	Consolidated	100.00%	100.00%
BRF Global Company Nigeria Ltd.		Marketing and logistics services	Nigeria	Indirect	Consolidated	1.00%	1.00%
BRF Global GmbH	(b)	Holding and trading	Austria	Indirect	Consolidated	100.00%	100.00%
BRF Foods LLC		Import and commercialization of products	Russia	Indirect	Consolidated	0.10%	0.10%
Qualy 5201 B.V.	(b) (l)	Import, commercialization of products and holding	The Netherlands	Indirect	Consolidated	100.00%	100.00%
Xamol Consultores Serviços Ltda.	(l)	Import and commercialization of products	Portugal	Indirect	Consolidated	100.00%	100.00%
BRF Japan KK		Marketing and logistics services	Japan	Indirect	Consolidated	100.00%	100.00%
BRF Korea LLC		Marketing and logistics services	Korea	Indirect	Consolidated	100.00%	100.00%
BRF Shanghai Management Consulting Co. Ltd.		Advisory and related services	China	Indirect	Consolidated	100.00%	100.00%
BRF Shanghai Trading Co. Ltd.		Commercialization and distribution of products	China	Indirect	Consolidated	100.00%	100.00%
BRF Singapore PTE Ltd.		Marketing and logistics services	Singapore	Indirect	Consolidated	100.00%	100.00%
BRF Germany GmbH	(l)	Import and commercialization of products	Germany	Indirect	Consolidated	100.00%	100.00%
BRF GmbH Turkiye Irtibat	(g)	Import and commercialization of products	Turkey	Indirect	Consolidated	-	100.00%
BRF Holland B.V.	(l)	Import and commercialization of products	The Netherlands	Indirect	Consolidated	100.00%	100.00%
Campo Austral S.A.	(k)	Industrialization and commercialization of products	Argentina	Indirect	Consolidated	2.66%	2.66%
Eclipse Holding Cöoperatief U.A.	(k)	Holding	The Netherlands	Indirect	Consolidated	0.01%	0.01%
BRF B.V.	(l)	Industrialization, import and commercialization of products	The Netherlands	Indirect	Consolidated	100.00%	100.00%
ProudFood Lda		Import and commercialization of products	Angola	Indirect	Consolidated	10.00%	10.00%
BRF Hungary LLC		Import and commercialization of products	Hungary	Indirect	Consolidated	100.00%	100.00%
BRF Iberia Alimentos SL	(l)	Import and commercialization of products	Spain	Indirect	Consolidated	100.00%	100.00%
BRF Invicta Ltd.		Import, commercialization and distribution of products	England	Indirect	Consolidated	69.16%	69.16%
Invicta Food Products Ltd.	(l)	Import and commercialization of products	England	Indirect	Consolidated	100.00%	100.00%
BRF Wrexham Ltd.	(l)	Industrialization, import and commercialization of products	England	Indirect	Consolidated	100.00%	100.00%
Invicta Food Group Ltd.	(b) (l)	Import, commercialization and distribution of products	England	Indirect	Consolidated	100.00%	100.00%
Invicta Foods Ltd.	(l)	Import, commercialization and distribution of products	England	Indirect	Consolidated	100.00%	100.00%
Invicta Foodservice Ltd.	(l)	Import, commercialization and distribution of products	England	Indirect	Consolidated	100.00%	100.00%
Universal Meats (UK) Ltd.	(b) (l)	Import, Industrialization, commercialization and distribution of products	England	Indirect	Consolidated	100.00%	100.00%
BRF Italia SPA	(l)	Import and commercialization of products	Italy	Indirect	Consolidated	67.00%	67.00%
Compañía Paraguaya Comercial S.A.		Import and commercialization of products	Paraguay	Indirect	Consolidated	99.00%	99.00%
Campo Austral S.A.	(k)	Industrialization and commercialization of products	Argentina	Indirect	Consolidated	50.48%	50.48%
Itega S.A.	(k)	Holding	Argentina	Indirect	Consolidated	96.00%	96.00%
Eclipse Holding Cöoperatief U.A.	(k)	Holding	The Netherlands	Indirect	Consolidated	99.99%	99.99%
Buenos Aires Fortune S.A.	(k)	Holding	Argentina	Indirect	Consolidated	5.00%	5.00%
Campo Austral S.A.	(k)	Industrialization and commercialization of products	Argentina	Indirect	Consolidated	8.44%	8.44%
Eclipse Latam Holdings	(k)	Holding	Spain	Indirect	Consolidated	100.00%	100.00%
Buenos Aires Fortune S.A.	(k)	Holding	Argentina	Indirect	Consolidated	95.00%	95.00%
Campo Austral S.A.	(k)	Industrialization and commercialization of products	Argentina	Indirect	Consolidated	6.53%	6.53%
Campo Austral S.A.	(k)	Industrialization and commercialization of products	Argentina	Indirect	Consolidated	31.89%	31.89%
Itega S.A.	(k)	Holding	Argentina	Indirect	Consolidated	4.00%	4.00%
Golden Foods Poultry Limited	(l)	Holding	Thailand	Indirect	Consolidated	48.52%	48.52%
Golden Poultry Siam Limited	(l)	Holding	Thailand	Indirect	Consolidated	51.84%	51.84%
Golden Poultry Siam Limited	(l)	Holding	Thailand	Indirect	Consolidated	48.16%	48.16%
BRF Thailand Limited	(l)	Import, Industrialization, commercialization and distribution of products	Thailand	Indirect	Consolidated	100.00%	100.00%
BRF Feed Thailand Limited	(l)	Import, Industrialization, commercialization and distribution of products	Thailand	Indirect	Consolidated	100.00%	100.00%
Golden Foods Sales (Europe) Limited	(l)	Holding and trading	England	Indirect	Consolidated	100.00%	100.00%
Golden Quality Foods Europe BV	(l)	Import, commercialization and distribution of products	The Netherlands	Indirect	Consolidated	100.00%	100.00%
Golden Quality Foods Netherlands BV	(l)	Import, commercialization and distribution of products	The Netherlands	Indirect	Consolidated	100.00%	100.00%
Golden Foods Siam Europe Limited	(b) (l)	Import, commercialization and distribution of products	England	Indirect	Consolidated	100.00%	100.00%
Golden Quality Poultry (UK) Ltd	(l)	Import, commercialization and distribution of products	England	Indirect	Consolidated	100.00%	100.00%
Perdigão Europe Lda.		Import and export of products	Portugal	Indirect	Consolidated	100.00%	100.00%
Perdigão International Ltd.		Import and export of products	Cayman Island	Indirect	Consolidated	100.00%	100.00%
BFF International Ltd.		Financial fundraising	Cayman Island	Indirect	Consolidated	100.00%	100.00%
Highline International	(a)	Financial fundraising	Cayman Island	Indirect	Consolidated	100.00%	100.00%
Sadia Overseas Ltd.		Financial fundraising	Cayman Island	Indirect	Consolidated	98.00%	98.00%
ProudFood Lda		Import and commercialization of products	Angola	Indirect	Consolidated	90.00%	90.00%
Sadia Chile S.A.		Import and commercialization of products	Chile	Indirect	Consolidated	40.00%	40.00%
Sadia Foods GmbH	(c)	Import and commercialization of products	Germany	Indirect	Consolidated	-	100.00%
SATS BRF Food PTE Ltd.		Import, industrialization, commercialization and distribution of products	Singapore	Joint venture	Equity pick-up	49.00%	49.00%
BRF Global Namíbia		Import and commercialization of products	Namibia	Indirect	Consolidated	100.00%	100.00%
Wellax Food Logistics C.P.A.S.U. Lda.		Import and commercialization of products	Portugal	Indirect	Consolidated	100.00%	100.00%
BRF Luxembourg Sarl		Holding	Luxemburgo	Direct	Consolidated	100.00%	100.00%
BRF Austria GmbH		Holding	Austria	Indirect	Consolidated	100.00%	100.00%
One Foods Holdings Ltd		Holding	United Arab Emirates	Indirect	Consolidated	100.00%	100.00%
Al-Wafi Food Products Factory LLC		Industrialization and commercialization of products	United Arab Emirates	Indirect	Consolidated	49.00%	49.00%
Badi Ltd.		Holding	United Arab Emirates	Indirect	Consolidated	100.00%	100.00%
Al-Wafi Al-Takamol International for Foods Products		Import and commercialization of products	Saudi Arabia	Indirect	Consolidated	75.00%	75.00%
BRF Al Yasra Food K.S.C.C. ("BRF AFC")		Import, commercialization and distribution of products	Kuwait	Indirect	Consolidated	49.00%	49.00%
BRF Foods GmbH		Industrialization, import and commercialization of products	Austria	Indirect	Consolidated	100.00%	100.00%
Al Khan Foodstuff LLC ("AKF")		Import, commercialization and distribution of products	Oman	Indirect	Consolidated	70.00%	70.00%
FFM Further Processing Sdn. Bhd.		Industrialization, import and commercialization of products	Malaysia	Indirect	Consolidated	70.00%	70.00%
FFQ GmbH	(i)	Industrialization, import and commercialization of products	Austria	Indirect	Consolidated	100.00%	-
SHB Comércio e Indústria de Alimentos S.A.	(f) (j)	Industrialization and commercialization of products	Brazil	Indirect	Consolidated	-	99.99%
BQ Foods GmbH		Holding	Austria	Indirect	Consolidated	60.00%	60.00%
Banvit Bandirma Vitaminli		Industrialization and commercialization of products	Turkey	Indirect	Consolidated	91.71%	91.71%
Banvit Enerji ve Elektrik Üretim Ltd. Sti.		Commercialization of eletric energy	Turkey	Indirect	Consolidated	100.00%	100.00%
Banvit Foods SRL		Industrialization of grains and animal feed	Romania	Indirect	Consolidated	0.01%	0.01%
Nutrinvestments BV		Holding	The Netherlands	Indirect	Consolidated	100.00%	100.00%
Banvit ME FZE		Marketing and logistics services	United Arab Emirates	Indirect	Consolidated	100.00%	100.00%
Banvit Foods SRL		Industrialization of grains and animal feed	Romania	Indirect	Consolidated	99.99%	99.99%
One Foods Malaysia SDN. BHD.	(d)	Marketing and logistics services	Malaysia	Indireta	Consolidated	100.00%	100.00%
Federal Foods LLC		Import, commercialization and distribution of products	United Arab Emirates	Indirect	Consolidated	49.00%	49.00%
Federal Foods Qatar		Import, commercialization and distribution of products	Qatar	Indirect	Consolidated	49.00%	49.00%
SHB Comércio e Indústria de Alimentos S.A.	(f) (j)	Industrialization and commercialization of products	Brazil	Indirect	Consolidated	-	0.01%
BRF Hong Kong LLC		Import, commercialization and distribution of products	Hong Kong	Indirect	Consolidated	100.00%	100.00%
Establecimiento Levino Zaccardi y Cia. S.A.	(a) (k)	Industrialization and commercialization of dairy products	Argentina	Direct	Consolidated	99.94%	99.94%
BRF Pet S.A.		Industrialization and commercialization and distribution of feed and nutrients for animals	Brazil	Direct	Consolidated	100.00%	100.00%
PP-BIO Administração de bem próprio S.A.	(h)	Management of assets	Brazil	Affiliate	Equity pick-up	66.66%	33.33%
PSA Laboratório Veterinário Ltda.		Veterinary activities	Brazil	Direct	Consolidated	99.99%	99.99%
Sino dos Alpes Alimentos Ltda.	(a)	Industrialization and commercialization of products	Brazil	Indirect	Consolidated	99.99%	99.99%
PR-SAD Administração de bem próprio S.A.	(e)	Management of assets	Brazil	Affiliate	Equity pick-up	-	33.33%
Quickfood S.A.	(k)	Industrialization and commercialization of products	Argentina	Direct	Consolidated	91.21%	91.21%
Sadia Alimentos S.A.	(k)	Holding	Argentina	Direct	Consolidated	43.10%	43.10%
Avex S.A.	(k)	Industrialization and commercialization of products	Argentina	Indirect	Consolidated	33.98%	33.98%
Sadia International Ltd.		Import and commercialization of products	Cayman Island	Direct	Consolidated	100.00%	100.00%
Sadia Chile S.A.		Import and commercialization of products	Chile	Indirect	Consolidated	60.00%	60.00%
Sadia Uruguay S.A.		Import and commercialization of products	Uruguay	Indirect	Consolidated	5.10%	5.10%
Avex S.A.	(k)	Industrialization and commercialization of products	Argentina	Indirect	Consolidated	66.02%	66.02%
Compañía Paraguaya Comercial S.A.		Import and commercialization of products	Paraguay	Indirect	Consolidated	1.00%	1.00%
Sadia Alimentos S.A.	(k)	Holding	Argentina	Indirect	Consolidated	56.90%	56.90%
Sadia Overseas Ltd.		Financial fundraising	Cayman Island	Direct	Consolidated	2.00%	2.00%
Sadia Uruguay S.A.		Import and commercialization of products	Uruguay	Direct	Consolidated	94.90%	94.90%
SHB Comércio e Indústria de Alimentos S.A.	(f) (j)	Industrialization and commercialization of products	Brazil	Direct	Consolidated	-	-
UP Alimentos Ltda.	(m)	Industrialization and commercialization of products	Brazil	Affiliate	Equity pick-up	50.00%	50.00%
Vip S.A. Empreendimentos e Participações Imobiliárias		Commercialization of owned real state	Brazil	Direct	Consolidated	100.00%	100.00%
Establecimiento Levino Zaccardi y Cia. S.A.	(a) (k)	Industrialization and commercialization of dairy products	Argentina	Indirect	Consolidated	0.06%	0.06%
PSA Laboratório Veterinário Ltda.		Veterinary activities	Brazil	Indirect	Consolidated	0.01%	0.01%
Sino dos Alpes Alimentos Ltda.	(a)	Industrialization and commercialization of products	Brazil	Indirect	Consolidated	0.01%	0.01%